Business acquisition	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Business acquisition
5.	Business acquisition
Acquisitions in 2024
In December 2024, the Group acquired additional equity interests in Hordeum Investment, L.P. (“Hordeum”) for a total cash consideration of US$344
million. Hordeum is principally engaged in retail business service. The Group held, taking into account its existing equity interests, approximately
60.8%
of Hordeum’s interests and consolidated its financial results into the Group’s consolidated financial statements since December 30, 2024.
The fair value of the previously held equity interests was estimated based on the equity value of Hordeum, which is estimated by applying the income approach. The remeasurement gain associated with the previously held equity interests of Hordeum was immaterial.
The purchase price as of the date of acquisition is comprised of:

Amounts
(RMB in millions)
Cash	2,473
Fair value of previously held equity interests	1,284

Total	3,757

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities assumed as of the date of acquisition is summarized as follows:

Amounts
(RMB in millions)
Net assets acquired	1,011
Newly identified intangible assets	2,005
Goodwill	4,767
Deferred tax liabilities	(518)
Non-controlling interests	(3,508)

Total	3,757

Net assets
 acquired primarily consisted of advance to suppliers of RMB
3,224

million as of the date of acquisition. Acquired amortizable intangible assets had a weighted-average amortization period of
8.5
years. Fair
value of the
non-controlling
interests was estimated by applying the income approach.
Goodwill arising from the acquisition of Hordeum was attributable to the benefit of expected synergies, the assembled workforce, revenue growth and future market development as of the date of acquisition and assigned to JD Retail segment. Goodwill arising from the acquisition is not expected to be deductible for tax purposes.
The Group also completed a few business acquisitions during 2024, the consideration and impact on the consolidated financial statements of which were immaterial individually or collectively.
Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of the business combinations in 2024, both individually and in aggregate, were not significant to the consolidated statements of operations and comprehensive income.

Acquisitions in 2022
Acquisition of Dada
In February 2022, the Group acquired additional number of ordinary shares of Dada, China’s leading local on-demand
delivery and retail platform, for a total consideration of US$800 million with a combination of cash and certain strategic resources to Dada. The Group held, taking into account its existing shareholding, approximately 52% of Dada’s issued and outstanding shares and consolidated the financial results of Dada into the Group’s consolidated financial statements since February 28, 2022. The fair value of the previously held equity interests and non-controlling
interests were determined by the market price of shares of Dada at the acquisition date. The Group primarily recorded (i) RMB7,549 million of net assets acquired, (ii) RMB2,090 million of newly identified and appreciation of intangible assets, which had a weighted-average amortization period of 7.0 years, (iii) RMB3,623 million of premium not reflected in goodwill, which was recognized as a loss in “others, net” resulting from the change of Dada’s share price prior to the closing of the acquisition, and (
iv
) RMB4,542 million of goodwill, which is
non-deductible
for tax purposes. The goodwill is primarily attributable to the expected synergies, the assembled workforce, revenue growth and future market development and assigned to Dada reporting unit and JD Retail reporting unit on the basis of the expected synergies from the acquisition of Dada.
Had the acquisition date of Dada been January 1, 2021, the revenues and net loss of the Group would have been RMB956.8 billion and RMB6.3 billion in 2021, respectively, and the revenues and net income of the Group would have been RMB1,047.2 billion and RMB9.5 billion in 2022, respectively. The pro-forma
information is for illustrative purposes only and is not necessarily an indication of revenues and results of operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2021, nor is it intended to be a projection of future results. The pro-forma
amounts have been calculated after adjusting the results of Dada to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied from January 1, 2021.
Acquisition of CNLP
In September 2021, the Group, through JD Property, entered into a sale and purchase agreement to acquire additional shares of CNLP, which is principally engaged in the leasing of storage facilities and the related management services and was listed on the Main Board of the HKEX, representing approximately 26.38% of the issued share capital of CNLP. In accordance with relevant listing rules, JD Property was required to make an offer for all the issued shares of CNLP and an offer for all the outstanding convertible bonds of CNLP. As of March 1, 2022, JD Property obtained all the outstanding convertible bonds and certain number of CNLP’s issued and outstanding shares with a cash consideration of Hong Kong dollar
s

(“HK$”)

13,066 million. The Group obtained control of CNLP since it assigned all the board members of CNLP on March 1, 2022 and held approximately 80% of shareholding interests. Prior to the acquisition, the Group held 10.6% of the issued share capital of CNLP and measured its investment in CNLP at fair value. The fair value of the previously held equity interests and non-controlling
interests were determined by the market price of shares of CNLP as of the date of acquisition. The Group primarily recorded (i) RMB4,309 million of net assets acquired, (ii) RMB10,908 million of appreciation of property, equipment and software, construction in progress and land use rights, (iii) RMB1,586 million of goodwill, which is non-deductible
for tax purposes. The goodwill is primarily attributable to the expected synergies, the assembled workforce, revenue growth and future market development and assigned to New Businesses segment.
From March to July 2022, the Group acquired the remaining equity interest in CNLP with a total consideration of HK$3,072 million (RMB2,637 million), which is treated as an equity transaction. CNLP was privatized on July 15, 2022. Upon completion of the transaction, CNLP became a wholly owned
 subsidiary of the Company.
Neither the results of operations since the acquisition date nor the pro forma results of operations of CNLP were presented because the effects of acquisition of CNLP, were not significant to the consolidated statements of operations and comprehensive income.
Acquisition of Deppon
On March 11, 2022, the Group, through a subsidiary of JD Logistics, entered into a series of agreements with the shareholders of Deppon Holdco, in relation to the acquisition of approximately 99.99% equity interest of Deppon Holdco, which in turn holds approximately 66.5% of the issued share capital of Deppon Logistics Co., Ltd (“Deppon”), for a total consideration of approximately RMB8,976 million. Deppon is a company established under the laws of the PRC, the shares of which are listed on the Shanghai Stock Exchange (stock code: 603056). Deppon is an integrated, customer-centered logistics company providing a wide range of solutions including Less-Than-Truckload (LTL) transportation, Full Truck Load (FTL) transportation, delivery services, and warehousing management. The acquisition was completed on July 26, 2022. Upon completion of the transaction, Deppon Holdco became a consolidated subsidiary of the Group. Fair value of the non-controlling
interests was determined based on the market price of shares of Deppon as of the date of acquisition. The Group primarily recorded (i) RMB6,570 million of net assets acquired, (ii) RMB2,345 million of appreciation of newly identified and appreciation of intangible assets, which had a weighted-average amortization period of 15.3 years, (iii) RMB5,350 million of goodwill, which is non-deductible
for tax purposes. The goodwill is primarily attributable to the expected synergies, the assembled workforce, revenue growth and future market development and assigned to JD Logistics segment.

Had the acquisition date of Deppon been January 1, 2021, the revenues and net loss of the Group would have been
RMB982.8 billion and RMB4.5 billion in 2021, respectively, and the revenues and net income of the Group would have been RMB1,063.2 billion and RMB9.7 billion in 2022, respectively. The
pro-forma
information is for illustrative purposes only and is not necessarily an indication of revenues and results of operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2021, nor is it intended to be a projection of future results. The pro-forma
amounts have been calculated after adjusting the results of Deppon to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied from January 1, 2021.